REDEEMABLE CONVERTIBLE PREFERRED SHARES - Accretion charges of preferred shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Accretion to redemption value	¥ 3,661,975